October 19, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Series Fund, Inc.

(File Nos. 33-41694; 811-06352)

ING Variable Portfolios, Inc.

(File Nos. 333-05173; 811-7651)

Ladies and Gentlemen:

On behalf of ING Series Fund, Inc. and ING Variable Portfolios, Inc., and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 3, 2012, to the current prospectuses for ING Alternative Beta Fund, ING Euro STOXX 50® Index Portfolio, ING Japan TOPIX Index® Portfolio, ING Russell™ Large Cap Growth Index Portfolio, ING Russell™ Large Cap Value Index Portfolio, and ING Russell™ Mid Cap Growth Index Portfolio.

The purpose of the filing is to submit the 497(e) filing dated October 3, 2012 in XBRL for the above-referenced Fund and Portfolios.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A Calderelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com